Anchor Tactical Credit Strategies Fund
FUND SUMMARY - Anchor Tactical Credit Strategies Fund
Investment Objective:
The Fund seeks to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Anchor Tactical Credit Strategies Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Anchor Tactical Credit Strategies Fund		Investor Class Shares	Institutional Class Shares
Management Fees		1.60%	1.60%
Distribution and Service (12b-1) Fees	[1]	0.25%	0.10%
Other Expenses	[2]	0.40%	0.40%
Acquired Fund Fees and Expenses	[2],[3]	0.64%	0.64%
Total Annual Fund Operating Expenses		2.89%	2.74%
[1]	The Fund has limited 12b-1 fees for Institutional Class shares to 0.10% for the current fiscal year.
[2]	Estimated for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Anchor Tactical Credit Strategies Fund - USD ($)	1 Year	3 Years
Investor Class Shares	292	895
Institutional Class Shares	277	850

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by allocating assets among various strategies based on the adviser’s research and analysis regarding market trends. A market trend is the movement of a financial market in a particular direction over time. The Fund primarily takes long and short positions in securities that provide returns similar to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Long term trends are those that are observed over two years or more; intermediate trends nine to 24 months; and short term trends up to nine months. Such securities primarily include:

(1)	exchange traded funds (“ETFs”) and mutual funds (together with ETFs, “Underlying Funds”) that primarily invest in or are otherwise exposed to domestic and foreign high-yield (“junk”) debt instruments;

(2)	derivative instruments, including total return swaps or credit default swaps designed to replicate some or all of the features of an underlying portfolio of high yield bonds;

(3)	other U.S. or foreign fixed-income securities of any rating; and

(4)	U.S. or foreign cash equivalents.

The Fund defines high yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P (below investment grade). Up to 100% of the Fund’s assets may be invested in instruments generally rated below Caa3 by Moody’s or CCC- by S&P or derivatives of such instruments. The Fund may invest in high yield bonds directly or indirectly through derivative instruments.

The adviser seeks to achieve the Fund’s secondary objective by hedging the Fund’s investment portfolio when it believes security prices will decline. The adviser will hedge by:

(i)	increasing allocations to cash equivalents or U.S. Treasury securities

(ii)	purchasing inverse mutual funds or inverse ETFs

(iii)	selling short ETFs or securities the adviser believes have demonstrated a high correlation to high yield bonds.

The Fund may invest in inverse funds linked to U.S. Treasury securities when the adviser believes this strategy will provide an effective hedge for interest rate risk. The Fund may invest all or substantially all of its assets in cash or cash equivalents when the adviser determines that market conditions so warrant.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and price trends, of high-yield bond markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser’s decision to buy or sell a Fund holding will be made based on adviser developed trend and risk models that evaluate current market conditions and this analysis will guide the adviser’s determination of the appropriate exposure level to the high-yield bond market. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the high-yield bond market. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Credit Default Swap Risk: The use of credit default swaps (“CDS”) may not always be successful and payments made by the Fund pursuant to a CDS will tend to lower returns if the reference asset’s credit quality remains steady or improves. Additionally, the CDS counterparty may default and CDS values may not correlate perfectly with the underlying asset.

Debt Securities Risk: The issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may be subject to a greater risk of rising interests than normally would be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Exchange-Traded Funds Risk: The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Foreign Investment Risk: The risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Hedging Risk: Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Interest Rate Risk: Fixed income securities may decline in value because of changes in interest rates. The Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than the Fund with a shorter average portfolio duration.

Inverse ETF Risk: Inverse ETFs seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Because they reset daily there may be significant volatility associated with inverse ETFs. The inverse ETFs in which the Fund invests may not be able to replicate exactly the inverse of the performance of the indices they track. Inverse ETFs fall in price when stock prices are rising. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Inverse Funds Risk: Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. Because they reset daily there may be significant volatility associated with inverse funds. The inverse funds in which the Fund invests may not be able to replicate exactly the inverse of the performance of the benchmark they track. Inverse funds fall in price when its benchmark prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying benchmark upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed.

Limited History of Operations Risk: The Fund is a new mutual fund with a limited history of operations for investors to evaluate.

Management Risk: The Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Non-Diversification Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for more volatility than a diversified fund.

Portfolio Turnover Risk: The Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Short Sales Risk: Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Swaps Risk: An investment in swaps may not correlate completely to the performance of the underlying securities or index and may be volatile, and may result in a loss greater than the principal amount invested. Swap counterparties may default.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.anchorcapitalfunds.com or by calling 1-844-594-1226.